AST BOND PORTFOLIO 2029
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Long-Term Investment — 95.7%
Affiliated Mutual Fund
Fixed Income
AST Target Maturity Central Portfolio* (cost $7,040,258)	730,434	$7,399,302
Short-Term Investment — 2.7%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $209,731)	209,731	209,731

TOTAL INVESTMENTS—98.4% (cost $7,249,989)(wa)		7,609,033

Other assets in excess of liabilities(z) — 1.6%		121,781

Net Assets — 100.0%		$7,730,814

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
63	5 Year U.S. Treasury Notes	Jun. 2024	$6,741,985	$8,125
23	10 Year U.S. Treasury Notes	Jun. 2024	2,548,328	10,070
				18,195
Short Positions:
8	2 Year U.S. Treasury Notes	Jun. 2024	1,635,875	1,249
19	3 Year U.S. Treasury Notes	Jun. 2024	3,962,688	(1,723)
7	10 Year U.S. Ultra Treasury Notes	Jun. 2024	802,266	(7,775)
9	20 Year U.S. Treasury Bonds	Jun. 2024	1,083,938	(21,961)
5	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	645,000	(14,969)
				(45,179)
				$(26,984)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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